Income Tax Expense - Additional Information (Details) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
U.S. federal corporate income tax rate	21.00%	35.00%
Income tax expense recovery				$ 7.3	$ 2.0
Tax effect from change in corporate income tax law			$ 4.5